Note 10 - Preferred Stock (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Preferred Stock
10. Preferred Stock

On February 6, 2020, the Company entered into a Series C Preferred Stock Purchase Agreement (the “Series C Purchase Agreement”) with certain accredited investors for the sale by the Company in a private placement of an aggregate of 90 shares of the Company’s Series C Convertible Preferred Stock, par value $0.001 per share at a stated value equal to $25,000 per share (the “Series C Preferred Stock”), for an aggregate total purchase price of $2,250,000.

On January 31, 2020, the Company filed a Certificate of Designation of Preferences, Right and Limitations of Series C Convertible Preferred Stock of the Company with the Nevada Secretary of State which amended our Articles of Incorporation to designate 90 shares of our preferred stock as Series C Convertible Preferred Stock. On May 14, 2020, the Company entered into a Series D Preferred Stock Purchase Agreement (the “Series D Purchase Agreement”) with certain accredited investors for the sale by the Company in a private placement of an aggregate of eight shares of the Company’s Series D Convertible Preferred Stock, par value $0.001 per share at a stated value equal to $25,000 per share (the “Series D Preferred Stock”), for an aggregate total purchase price of $200,000. On May 14, 2020, the Company filed a Certificate of Designation of Preferences, Right and Limitations of Series D Convertible Preferred Stock of the Company with the Nevada Secretary of State which amended our Articles of Incorporation to designate eight shares of our preferred stock as Series D Convertible Preferred Stock.

Subject to the terms of the Certificates of Designation, each share of Series C Preferred Stock and Series D Preferred Stock is convertible into shares of Common Stock of the Company at a rate equal to the stated value of such share of Series C Preferred Stock and Series D Preferred Stock of $25,000, divided by the conversion price of $0.14 per share (subject to adjustment from time to time upon the occurrence of certain events as described in the Certificate of Designation). The Certificates of Designation became effective upon filing with the Secretary of State of the State of Nevada. If all outstanding shares of Series C Preferred Stock and Series D Preferred Stock were converted into Common Stock at the original conversion rate, such shares would convert into an aggregate of 17,500,000 shares of Common Stock.

Notwithstanding the foregoing, the Series C Preferred Stock and Series D Preferred Stock is not currently convertible into shares of Common Stock because the Company does not currently have sufficient authorized and unissued shares of its Common Stock to permit conversion in full of all issued and outstanding shares of Series C Preferred Stock and Series D Preferred Stock. Accordingly, the Certificate of Designation provides that the Series C Preferred Stock and Series D Preferred Stock is only convertible into Common Stock once the Company amends its Articles of Incorporation to increase its authorized and unissued Common Stock to an amount sufficient to permit such conversion of the Series C Preferred Stock and Series D Preferred Stock. Each investor has agreed in the Purchase Agreement that such investor will, within five business days following such amendment to the Articles of Incorporation, convert all of such investor’s shares of Series C Preferred Stock and Series D Preferred Stock into shares of Common Stock.

The Certificate of Designation provides that if the Company has not obtained the approval of its shareholders to amend the Company’s Articles of Incorporation to increase the authorized shares of Common Stock sufficient to permit such conversion, or if such amendment has not otherwise been filed with the Nevada Secretary of State on or before December 31, 2020 (either such event, an “Authorization Failure”), then the Company shall be required to redeem all outstanding shares of Series C Preferred Stock and Series D Preferred Stock for a per-share redemption price, payable in cash in a single installment not later than thirty (30) days following the date of such Authorization Failure, equal to the greater of (a) two hundred percent (200%) of the stated value of such share, and (b)(i) the volume-weighted average sale price of a share of Common Stock reported on the trading market on which the Common Stock is then traded for the thirty (30) consecutive trading days immediately preceding the date of such Authorization Failure, multiplied by (ii) the number of shares of Common Stock such share of Series C Preferred Stock and Series D Preferred Stock would otherwise be convertible into as of such date had such Authorization Failure not occurred. The closing of the private placements occurred on February 6, 2020 and May 14, 2020, respectively, and the preferred stock was recorded in temporary equity on the related condensed consolidated balance sheet at an aggregate value of $2,250,000 and $200,000 respectively. Ninety shares of the Series C Preferred Stock and eight shares of Series D Preferred Stock have been issued as of June 30, 2020. The Company has obtained the approval of its shareholders to amend the Company’s Articles of Incorporation to increase the authorized shares of Common Stock and effected such increase subsequent to June 30, 2020 (see Note 18).

12. Preferred Stock

The Company’s Articles of Incorporation authorize the issuance of up to 5,000,000 shares of “blank check” preferred stock with designations, rights and preferences as may be determined from time to time by the board of directors.

On January 12, 2016, the Company filed a Certificate of Designation of Preferences, Rights and Limitations for Series B Convertible Preferred Stock of the Company (the “Certificate of Designation”) with the Nevada Secretary of State. The Certificate of Designation amends the Company’s Articles of Incorporation to designate 293 shares of preferred stock, par value $0.001 per share, as Series B Convertible Preferred Stock. The Series B Convertible Preferred Stock has a stated value of $1,000 per share. Holders of Series B Convertible Preferred Stock are entitled to convert each share of Series A Convertible Preferred Stock into 2,000 shares of common stock, provided that after giving effect to such conversion, such holder, together with its affiliates, shall not beneficially own in excess of 9.99% of the number of shares of common stock outstanding (the “Beneficial Ownership Limitation”).

On March 14, 2014, the Company filed a Certificate of Designation of Preferences, Rights and Limitations for Series A Convertible Preferred Stock of the Company (the “Certificate of Designation”) with the Nevada Secretary of State. The Certificate of Designation amends the Company’s Articles of Incorporation to designate 6,175 shares of preferred stock, par value $0.001 per share, as Series A Convertible Preferred Stock. The Series A Convertible Preferred Stock has a stated value of $1,000 per share.